PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT

9.	PROPERTY AND EQUIPMENT

	Buses Available for Lease (a)	Office Equipment	Right- of-Use Asset	Vehicles	Land (b)	Plant and Equipment	Total
	$	$	$	$	$	$	$
Cost
At December 31, 2019	3,214	647	517	276	—	—	4,654
Additions	88	136	63	68	—	70	425
Disposals	(435)	—	—	—	—	—	(435)
Foreign exchange	57	11	11	6	—	—	85
At December 31, 2020	2,924	794	591	350	—	70	4,729
Additions	3,522	1,109	27	—	1,760	3,922	10,340
Disposals	(2,350)	—	—	—	—	—	(2,350)
Foreign exchange	19	3	2	1	—	—	25

At December 31, 2021	4,115	1,906	620	351	1,760	3,992	12,774

Accumulated Amortization
At December 31, 2019	657	202	151	155	—	—	1,165
Disposals	(146)	—	—	—	—	—	(146)
Depreciation	257	58	150	32	—	—	497
Foreign exchange	23	7	11	5	—	—	46
At December 31, 2020	791	267	312	192	—	—	1,562
Disposals	(319)	—	—	—	—	—	(319)
Depreciation	369	66	193	42	—	—	670
Foreign exchange	(2)	—	(1)	—	—	—	(3)

At December 31, 2021	839	333	504	234	—	—	1,910

Carrying Value
December 31, 2020	2,133	527	279	158	—	70	3,167
December 31, 2021	3,276	1,573	116	117	1,760	3,992	10,834

All property and equipment are pledged as part of a general security agreement to secure the credit facility described in Note 10. Additionally, the vehicles are pledged to secure vehicle loans described in Note 14.

a)	As at December 31, 2021, $920 of buses available for lease had been returned to the Company and are no longer under a lease contract with a customer (December 31, 2020: $144).

During the year ended December 31, 2021, nine buses available for lease were sold to customers with a loss of $542 being recognized in cost of sales (December 31, 2020: $76).

b)	During 2021, the Company purchased land and began construction of a new manufacturing facility in Ferndale, Washington, USA.